BORROWINGS (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Borrowings
Total	$ 1,093.4	$ 973.0	$ 1,003.8
Borrowings costs	(12.4)	(11.1)	(11.6)
Borrowings	1,088.0	966.9	995.5
Right-of-use lease liabilities
Borrowings
Lease liabilities	7.0	5.0	3.3
Falling due within one year
Borrowings
Total	192.8	117.3	116.8
Falling due between one and two years
Borrowings
Total	156.4	128.4	129.8
2025
Borrowings
Total	157.6	126.9	133.0
Falling due between three and four years
Borrowings
Total	111.0	185.6	186.2
2027
Borrowings
Total	203.9	161.4	56.0
2028
Borrowings
Total	$ 271.7	$ 253.4	$ 382.0